Share based compensation reserve - Reserve Summary (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	€ 22.6
Share based payment charge	3.0	€ 3.4
Reserve of share-based payments	5.5
Share based compensation reserve
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reserve of share-based payments	22.6
Reserve of share-based payments	5.5
Share based compensation reserve | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.1
Share based compensation reserve | Key Management Personnel Of Entity Or Parent, Reclassification to tax liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	(12.5)
Share based compensation reserve | Management Award 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Directors and Senior Management share awards charge - January 1, 2018	(7.6)
Share based compensation reserve | January 1, 2016 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	2.0
Share based compensation reserve | January 1, 2017 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.4
Share based compensation reserve | January 1, 2018 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.1
Share based compensation reserve | January 1, 2019 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	0.1
Share based compensation reserve | January 1, 2020 | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment charge	€ 0.3